Debt securities in issue	6 Months Ended
Jun. 30, 2020
Debt securities in issue
Debt securities in issue

10.Debt securities in issue

	At 30 June 2020			At 31 December 2019
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,644	22,556	30,200	7,484	26,628	34,112
Covered bonds	–	27,766	27,766	—	29,818	29,818
Certificates of deposit	–	3,027	3,027	—	4,925	4,925
Securitisation notes	47	5,867	5,914	47	7,329	7,376
Commercial paper	–	6,940	6,940	—	7,731	7,731
Total debt securities in issue	7,691	66,156	73,847	7,531	76,431	83,962

The notes issued by the Group’s securitisation and covered bond programmes are held by external parties and by subsidiaries of the Group.

Securitisation programmes

At 30 June 2020, external parties held £5,914 million (31 December 2019: £7,376 million) and the Group’s subsidiaries held £29,453 million (31 December 2019: £31,396 million) of total securitisation notes in issue of £35,367 million (31 December 2019: £38,772 million). The notes are secured on loans and advances to customers and debt securities held at amortised cost amounting to £37,809 million (31 December 2019: £42,545 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. The structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.

Covered bond programmes

At 30 June 2020, external parties held £27,766 million (31 December 2019: £29,818 million) and the Group’s subsidiaries held £100 million (31 December 2019: £100 million) of total covered bonds in issue of £27,866 million (31 December 2019: £29,918 million). The bonds are secured on certain loans and advances to customers amounting to £38,042 million (31 December 2019: £39,131 million) that have been assigned to bankruptcy remote limited liability partnerships. These loans are retained on the Group’s balance sheet.

Cash deposits of £4,012 million (31 December 2019: £4,703 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group.